Income taxes - Allocation of Federal and State Income Taxes between Current and Deferred Portions (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Current									$ 44,362	$ 27,641	$ 19,259
Provision for deferred income taxes									(25,530)	(1,916)	6,359
Total	$ 13,337	$ (2,040)	$ 7,455	$ 80	$ 5,718	$ 7,718	$ 6,314	$ 5,975	$ 18,832	$ 25,725	$ 25,618